Retirement Plans, Expected Future Benefit Payments (Details) - Defined Benefit Pension Plans [Member] $ in Millions	Sep. 26, 2020 USD ($)
Expected Future Benefit Payments [Abstract]
2021	$ 52
2022	52
2023	52
2024	57
2025	56
2026-2030	304
North America [Member]
Expected Future Benefit Payments [Abstract]
2021	19
2022	19
2023	19
2024	19
2025	19
2026-2030	94
UK [Member]
Expected Future Benefit Payments [Abstract]
2021	27
2022	26
2023	27
2024	29
2025	30
2026-2030	159
Mainland Europe [Member]
Expected Future Benefit Payments [Abstract]
2021	6
2022	7
2023	6
2024	9
2025	7
2026-2030	$ 51